Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	John Hancock Municipal Securities Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000857769
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2023
John Hancock High Yield Municipal Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of income that is largely exempt from federal income taxes.